Share-based Compensation	11 Months Ended
Dec. 31, 2021
Share-based Payment Arrangement [Abstract]
Share-based Compensation
NOTE 12. SHARE-BASED COMPENSATION
Upon Closing of the Business Combination, the Board approved the Cipher Mining Inc. 2021 Incentive Award Plan (the “Incentive Award Plan”). The Incentive Award Plan provides for the grant of stock options, including incentive stock options and nonqualified stock options, stock appreciation rights, RSUs and other stock or cash-based awards to employees, consultants and directors. Upon vesting of an award, we may either issue new shares or reissue treasury shares.
Initially, up to 19,869,312 shares of Common Stock are available for issuance under awards granted pursuant to the Incentive Award Plan. In addition, the number of shares of Common Stock available for issuance under the Incentive Equity Plan will be increased on January 1 of each calendar year beginning in 2022 and ending in 2031 by an amount equal to the lesser of (a) three percent (3%) of the total number of shares of Common Stock outstanding on the final day of the immediately preceding calendar year and (b) such smaller number of shares determined by the Board.
On November 10, 2021, the Board approved grants of RSUs under the Incentive Award Plan to the Company’s Chief Executive Officer (“CEO”), to the Company’s Chief Financial Officer (“CFO”), as well as to several other executives, consultants and directors, which grants were effective November 17, 2021. The RSUs awarded to the directors and a grant of 5,676,946 RSUs made to the CEO were fully vested upon grant on November 17, 2021. Additionally, the CEO received an additional grant of 7,096,183 RSUs, 2,838,473 of which are Service-Based RSUs and 4,257,710 of which are Performance-Based RSUs. The Board approved additional grants of RSUs for several new employees on December 7, 2021. The CFO, other executives, employees and consultants received Service-Based RSUs. The material terms of the RSU grants are described below. There were no awards granted during the period from January 7, 2021 (inception) through January 31, 2021. As of December 31, 2021, 3,062,798 shares of Common Stock were available for issuance under the Incentive Award Plan.
During the eleven months ended December 31, 2021, the Company recognized total share-based compensation for the following categories of awards:

Service-Based RSUs	$62,094,704
Performance-Based RSUs	1,670,769

Total share-based compensation expense	$63,765,473

Service-Based RSUs
A summary of the Company’s unvested Service-Based RSU activity for the eleven months ended December 31, 2021 is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at February 1, 2021	—	$—
Granted	12,548,804	8.09
Vested	(5,750,566)	8.15

Unvested at December 31, 2021	6,798,238	$8.04

There was approximately $39.4 million of unrecognized compensation expense related to unvested Service-Based RSUs, which is expected to be recognized over a weighted-average vesting period of approximately 1.6 years.
If not fully-vested upon grant, Service-Based RSUs awarded generally vest in equal installments on the first four anniversaries of the vesting commencement date as determined by the Board, which will generally coincide with the timing when the employee or consultant began to provide services to the Company, and which may precede the grant date. Vesting is subject to the award recipient’s continuous service on the applicable vesting date; provided, that if the award recipient’s employment is terminated by the Company without “cause”, by award recipient for “good reason” (if applicable, as such term or similar term may be defined in any employment, consulting or similar service agreement between award recipient and the Company) or due to award recipient’s death or permanent disability, all unvested Service-Based RSUs will vest in full. In addition, in the event of a change in control, any unvested Service-Based RSUs will vest subject to the award recipient’s continuous service to the Company through such change in control. In addition, if the $10 billion market capitalization milestone (described further below) is achieved and the CEO remains in continuous service through such achievement, any then-unvested Service-Based RSUs awarded to the CEO will also vest.
Performance-Based RSUs
A summary of the Company’s unvested Performance-Based RSU activity for the eleven months ended December 31, 2021 is shown below:

	Number of Shares	Weighted Average Grant Date Fair Value
Unvested at February 1, 2021	—	$—
Granted	4,257,710	7.76

Unvested at December 31, 2021	4,257,710	$7.76

There was approximately $31.4 million of unrecognized compensation expense related to unvested Performance-Based RSUs, which is expected to be recognized over a weighted-average derived service period of approximately 2.4 years.
One-third
of the Performance-Based RSUs will vest upon the Company achieving a market capitalization equal to or exceeding $5 billion, $7.5 billion and $10 billion, in each case over a
30-day
lookback period and subject to the CEO’s continuous service through the end of the applicable
30-day
period. In the event of a change in control and CEO’s continuous service through such change in control, the per share price (plus the per share value of any other consideration) received by the Company’s stockholders in such change in control will be used to determine whether any of the market capitalization milestones are achieved (without regard to the
30-day
lookback period). Any Performance-Based RSUs
that
do not vest prior to the CEO’s termination of service or, if earlier, in connection with a change in control will be forfeited for no consideration.